Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions [Abstract]
Percentage of total purchases from Carrier and its affiliates	54.00%	52.00%	41.00%
Amount payable to Carrier Corporation and its affiliates, net of receivables	$ 41,000	$ 93,000
Revenues from sales to Carrier Corporation and its affiliates	23,710	22,142	11,879
Fees related to Transactional Services Agreements with Carrier Corporation	1,139	2,177	10,808
Amount payable to Carrier related to TSA	941
Payment made to Greenberg Traurig, P.A for services performed	$ 59	$ 63	$ 49